Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	VICTORY VARIABLE INSURANCE FUNDS
Central Index Key	0001068663
Amendment Flag	false
Document Creation Date	Apr. 16, 2019
Document Effective Date	Apr. 16, 2019
Prospectus Date	Apr. 16, 2019